SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cash and due from banks	$ 652,975,869	$ 498,892,707	$ 328,212,563
Debt Securities at fair value through profit or loss	263,332,202	101,076,778	151,797,787
Loans and other financing	2,170,078,164	1,050,611,692
Other Debt Securities	812,895,743	546,979,857
Other Assets	606,560,906	2,284,031,842
TOTAL ASSETS	4,505,842,884	4,481,592,876
Deposits	3,173,461,243	3,373,001,922
Financing received from the Argentine Central Bank and others	39,297,868	5,862,129
Unsubordinated Debt Securities	51,157,866
Other liabilities	443,126,893	358,737,737
TOTAL LIABILITIES	3,707,043,870	3,737,601,788
Interest income	1,661,292,847	2,521,043,538	1,708,038,478
Interest Expense	(888,013,611)	(1,797,625,868)	(1,122,352,416)
Net interest income	773,279,236	723,417,670	585,686,062
Net income from financial instruments at fair value through profit or loss	141,064,297	300,690,295	123,736,947
Result from derecognition of assets measured at amortized cost	82,063,602	36,708,632	3,335,307
Exchange rate differences on gold and foreign currency	9,272,117	12,632,268	18,600,899
Net Income From Financial instruments And Exchange Rate Differences	232,400,016	350,031,195	145,673,153
Net Financial Income	1,005,679,252	1,073,448,865	731,359,215
Services Fee Income	195,703,684	202,792,927	205,739,105
Services Fee Expenses	(42,580,483)	(52,646,702)	(72,717,207)
Income from insurance activities	24,994,738	31,426,151	30,713,717
Net Service Fee Income	178,117,939	181,572,376	163,735,615
Subtotal	1,183,797,191	1,255,021,241	895,094,830
Result from exposure to changes in the purchasing power of money	(305,891,382)	(237,195,789)	(120,362,179)
Other operating income	39,193,274	51,585,475	71,145,716
Loan loss provisions	(59,513,217)	(73,255,839)	(96,098,277)
Net operating income	857,585,866	996,155,088	749,780,090
Personnel expenses	(293,324,953)	(349,282,955)	(365,462,914)
Administration expenses	(174,327,118)	(183,876,763)	(193,693,796)
Depreciations and impairment non-financial assets	(52,584,122)	(69,534,698)	(68,481,877)
Other operating expenses	(194,482,478)	(205,328,699)	(180,580,532)
Operating income (loss)	142,867,195	188,131,973	(58,439,029)
Result before taxes	142,867,195	188,131,973	(58,439,029)
Income tax	(38,297,900)	(75,640,054)	24,311,301
Net (loss) / income	104,569,295	112,491,919	(34,127,728)
Net (loss) / income for the year attributable to owners of the parent	104,493,377	112,400,519	(34,090,702)
Net Income / (Loss) for the year attributable to non-controlling interests	75,918	91,400	(37,026)
Other comprehensive (loss) / income	(12,290,045)	7,203,833	(7,874,330)
Other comprehensive (loss) / income attributable to owners of the parent company	(12,274,629)	7,195,601	(7,865,999)
Other comprehensive (loss)/income attributable to non-controlling interest	(15,416)	8,232	(8,331)
Comprehensive (loss) / income for the year	92,279,250	119,695,752	(42,002,058)
Comprehensive (loss) / income attributable to owners of the parent company	92,218,748	119,596,120	(41,956,701)
Comprehensive income (loss) attributable to non-controlling interest	60,502	99,632	(45,357)
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	(729,616)	3,166,312
Debt Securities at fair value through profit or loss		9,072,535
Loans and other financing	(160,100)	(390,886)
Other Debt Securities	5,562,787	15,261,443
Other Assets	(36,939,155)	(7,854,307)
TOTAL ASSETS	(32,266,084)	19,255,097
Deposits	(269,070)	(479,456)
Financing received from the Argentine Central Bank and others	496,735	(331,675)
Other liabilities	72,322,967	101,581,717
TOTAL LIABILITIES	72,550,632	100,770,586
Interest income	4,710,422	13,492,215	(29,615,945)
Interest Expense	158,945	(535,811)	31,471,583
Net interest income	4,869,367	12,956,404	1,855,638
Net income from financial instruments at fair value through profit or loss	665,744	7,635,794	(1,970,854)
Result from derecognition of assets measured at amortized cost	1,857,943	2,196,670	(41,007)
Exchange rate differences on gold and foreign currency	362,471	6,522,546	2,882,867
Net Income From Financial instruments And Exchange Rate Differences	2,886,158	16,355,010	871,006
Net Financial Income	7,755,525	29,311,414	2,726,644
Services Fee Income	(3,625,316)	(3,697,010)	(4,792,909)
Services Fee Expenses	1,874		1,266,210
Income from insurance activities	3,670,806	2,801,468	3,352,063
Net Service Fee Income	47,364	(895,542)	(174,636)
Subtotal	7,802,889	28,415,872	2,552,008
Result from exposure to changes in the purchasing power of money	(10,141,512)	(28,355,787)	(17,460,230)
Other operating income	(2,149,196)	(2,653,037)	4,045,774
Loan loss provisions	(46,667)	(187,881)	(66,298)
Net operating income	(4,534,486)	(2,780,833)	(10,928,746)
Personnel expenses	(687,997)	(346,895)	(323,828)
Administration expenses	1,478,630	3,654,601	3,413,832
Depreciations and impairment non-financial assets	(1,170,143)	(876,613)	2,526,185
Other operating expenses	(957,882)	(2,834,665)	62,374
Operating income (loss)	(5,871,878)	(3,184,405)	(5,250,183)
Income from associates and joint ventures	(18,514,365)	(105,996)	72,384
Result before taxes	(24,386,243)	(3,290,401)	(5,177,799)
Income tax	(361,266)	(1,941,594)	1,080,093
Net (loss) / income	(24,747,509)	(5,231,995)	(4,097,706)
Net (loss) / income for the year attributable to owners of the parent	(24,823,427)	(5,323,395)	(4,060,680)
Net Income / (Loss) for the year attributable to non-controlling interests	75,918	91,400	(37,026)
Other comprehensive (loss) / income	1,749,303	(447,693)	(264,443)
Other comprehensive (loss) / income attributable to owners of the parent company	1,764,719	(455,925)	(256,112)
Other comprehensive (loss)/income attributable to non-controlling interest	(15,416)	8,232	(8,331)
Comprehensive (loss) / income for the year	(22,998,206)	(5,679,688)	(4,362,149)
Comprehensive (loss) / income attributable to owners of the parent company	(23,058,708)	(5,779,320)	(4,316,792)
Comprehensive income (loss) attributable to non-controlling interest	60,502	99,632	(45,357)
Personal and Business Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	149,266,765	241,205,588
Debt Securities at fair value through profit or loss		1,020,987
Loans and other financing	1,278,644,675	564,805,642
Other Debt Securities	3,907,094	1,733,165
Other Assets	101,905,036	146,385,878
TOTAL ASSETS	1,533,723,570	955,151,260
Deposits	1,403,646,717	1,263,272,390
Financing received from the Argentine Central Bank and others	94,764	101,354
Unsubordinated Debt Securities	271,465
Other liabilities	157,100,734	129,607,114
TOTAL LIABILITIES	1,561,113,680	1,392,980,858
Interest income	475,918,264	554,384,720	466,831,643
Interest Expense	(198,649,987)	(637,379,894)	(343,771,004)
Distribution of results by Treasury	36,380,668	443,696,871	111,864,940
Net interest income	313,648,945	360,701,697	234,925,579
Net income from financial instruments at fair value through profit or loss	551,426	2,944,619	2,909
Result from derecognition of assets measured at amortized cost	35,719	317,600
Exchange rate differences on gold and foreign currency	2,946,257	(12,671,406)	4,287,167
Net Income From Financial instruments And Exchange Rate Differences	3,533,402	(9,409,187)	4,290,076
Net Financial Income	317,182,347	351,292,510	239,215,655
Services Fee Income	113,570,497	131,411,425	135,835,585
Services Fee Expenses	(36,709,553)	(46,423,268)	(46,765,514)
Net Service Fee Income	76,860,944	84,988,157	89,070,071
Subtotal	394,043,291	436,280,667	328,285,726
Result from exposure to changes in the purchasing power of money	(47,211,867)	57,035,038	82,471,907
Other operating income	17,179,439	25,278,675	27,192,316
Loan loss provisions	(50,096,301)	(57,249,568)	(66,469,971)
Net operating income	313,914,562	461,344,812	371,479,978
Personnel expenses	(217,417,158)	(255,763,091)	(251,099,047)
Administration expenses	(138,372,495)	(150,587,359)	(140,918,297)
Depreciations and impairment non-financial assets	(40,650,667)	(56,955,212)	(46,285,328)
Other operating expenses	(77,153,144)	(95,297,780)	(75,689,184)
Operating income (loss)	(159,678,902)	(97,258,630)	(142,511,878)
Result before taxes	(159,678,902)	(97,258,630)	(142,511,878)
Income tax	57,930,833	30,481,469	50,545,829
Net (loss) / income	(101,748,069)	(66,777,161)	(91,966,049)
Net (loss) / income for the year attributable to owners of the parent	(101,748,069)	(66,777,161)	(91,966,049)
Other comprehensive (loss) / income	(660,403)	(392,682)	(929,720)
Other comprehensive (loss) / income attributable to owners of the parent company	(660,403)	(392,682)	(929,720)
Comprehensive (loss) / income for the year	(102,408,472)	(67,169,843)	(92,895,769)
Comprehensive (loss) / income attributable to owners of the parent company	(102,408,472)	(67,169,843)	(92,895,769)
Corporate Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	4,590,167	6,593,347
Debt Securities at fair value through profit or loss	8,955,937	1,838,491
Loans and other financing	800,103,188	428,224,097
Other Assets	16,257,194	53,544,577
TOTAL ASSETS	829,906,486	490,200,512
Deposits	699,198,392	468,572,816
Financing received from the Argentine Central Bank and others	1,391
Unsubordinated Debt Securities	68,025
Other liabilities	34,878,233	38,578,246
TOTAL LIABILITIES	734,146,041	507,151,062
Interest income	260,630,055	352,006,794	243,588,186
Interest Expense	(67,576,917)	(216,811,576)	(72,049,071)
Distribution of results by Treasury	(107,527,514)	19,951,048	(74,436,701)
Net interest income	85,525,624	155,146,266	97,102,414
Net income from financial instruments at fair value through profit or loss	1,633,044	(29,370)
Exchange rate differences on gold and foreign currency	1,167,268	(16,266,412)	995,689
Net Income From Financial instruments And Exchange Rate Differences	2,800,312	(16,295,782)	995,689
Net Financial Income	88,325,936	138,850,484	98,098,103
Services Fee Income	15,424,966	16,244,611	15,012,100
Services Fee Expenses	(2,055,373)	(2,925,121)	(4,069,196)
Net Service Fee Income	13,369,593	13,319,490	10,942,904
Subtotal	101,695,529	152,169,974	109,041,007
Result from exposure to changes in the purchasing power of money	(11,888,873)	(14,664,052)	(40,608,296)
Other operating income	10,474,816	12,637,170	23,950,286
Loan loss provisions	(2,320,715)	(11,271,914)	(3,359,971)
Net operating income	97,960,757	138,871,178	89,023,026
Personnel expenses	(38,426,170)	(45,327,162)	(37,174,644)
Administration expenses	(15,171,850)	(10,391,946)	(11,993,297)
Depreciations and impairment non-financial assets	(7,124,992)	(7,692,997)	(6,979,612)
Other operating expenses	(26,002,801)	(40,221,896)	(22,654,654)
Operating income (loss)	11,234,944	35,237,177	10,220,819
Result before taxes	11,234,944	35,237,177	10,220,819
Income tax	(1,327,252)	(12,798,541)	(669,649)
Net (loss) / income	9,907,692	22,438,636	9,551,170
Net (loss) / income for the year attributable to owners of the parent	9,907,692	22,438,636	9,551,170
Other comprehensive (loss) / income	(190,157)	(196,279)	(327,795)
Other comprehensive (loss) / income attributable to owners of the parent company	(190,157)	(196,279)	(327,795)
Comprehensive (loss) / income for the year	9,717,535	22,242,357	9,223,375
Comprehensive (loss) / income attributable to owners of the parent company	9,717,535	22,242,357	9,223,375
Bank Treasury | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	488,900,979	239,697,756
Debt Securities at fair value through profit or loss	151,313,828	64,164,562
Loans and other financing	88,930,621	56,610,157
Other Debt Securities	784,515,860	528,339,400
Other Assets	426,780,790	1,998,746,131
TOTAL ASSETS	1,940,442,078	2,887,558,006
Deposits	1,070,885,204	1,641,636,172
Financing received from the Argentine Central Bank and others	38,704,978	5,760,776
Unsubordinated Debt Securities	50,818,376
Other liabilities	89,872,470	62,860,348
TOTAL LIABILITIES	1,250,281,028	1,710,257,296
Interest income	914,565,312	1,593,210,953	949,951,772
Interest Expense	(621,303,506)	(941,850,776)	(683,163,945)
Distribution of results by Treasury	71,146,846	(463,647,919)	(37,428,239)
Net interest income	364,408,652	187,712,258	229,359,588
Net income from financial instruments at fair value through profit or loss	109,713,066	253,450,021	100,049,524
Result from derecognition of assets measured at amortized cost	80,169,940	34,194,362	3,376,314
Exchange rate differences on gold and foreign currency	3,770,985	27,165,727	10,046,222
Net Income From Financial instruments And Exchange Rate Differences	193,653,991	314,810,110	113,472,060
Net Financial Income	558,062,643	502,522,368	342,831,648
Services Fee Income	862,465	1,241,632	1,184,604
Services Fee Expenses	(949,426)	(1,240,691)	(2,344,746)
Net Service Fee Income	(86,961)	941	(1,160,142)
Subtotal	557,975,682	502,523,309	341,671,506
Result from exposure to changes in the purchasing power of money	(194,051,341)	(208,329,497)	(131,690,385)
Other operating income	6,471,823	9,525,678	1,831,880
Loan loss provisions	(6,758,112)	(4,546,476)	(2,831,970)
Net operating income	363,638,052	299,173,014	208,981,031
Personnel expenses	(17,390,749)	(22,080,028)	(19,302,984)
Administration expenses	(8,074,490)	(8,378,482)	(9,273,150)
Depreciations and impairment non-financial assets	(2,738,477)	(2,781,397)	(3,065,864)
Other operating expenses	(85,467,268)	(61,917,231)	(57,422,091)
Operating income (loss)	249,967,068	204,015,876	119,916,942
Result before taxes	249,967,068	204,015,876	119,916,942
Income tax	(78,879,563)	(72,826,940)	(42,601,902)
Net (loss) / income	171,087,505	131,188,936	77,315,040
Net (loss) / income for the year attributable to owners of the parent	171,087,505	131,188,936	77,315,040
Other comprehensive (loss) / income	(14,190,413)	8,691,881	(6,876,135)
Other comprehensive (loss) / income attributable to owners of the parent company	(14,190,413)	8,691,881	(6,876,135)
Comprehensive (loss) / income for the year	156,897,092	139,880,817	70,438,905
Comprehensive (loss) / income attributable to owners of the parent company	156,897,092	139,880,817	70,438,905
Consumer Finance | Operating segments [member]
Disclosure of operating segments [line items]
Interest income			76,934,446
Interest Expense			(54,685,066)
Net interest income			22,249,380
Net income from financial instruments at fair value through profit or loss			7,193,867
Exchange rate differences on gold and foreign currency			(225,636)
Net Income From Financial instruments And Exchange Rate Differences			6,968,231
Net Financial Income			29,217,611
Services Fee Income			20,004,586
Services Fee Expenses			(16,462,902)
Net Service Fee Income			3,541,684
Subtotal			32,759,295
Result from exposure to changes in the purchasing power of money			8,431,453
Other operating income			11,663,792
Loan loss provisions			(23,279,183)
Net operating income			29,575,357
Personnel expenses			(26,057,713)
Administration expenses			(20,998,476)
Depreciations and impairment non-financial assets			(13,271,014)
Other operating expenses			(21,569,818)
Operating income (loss)			(52,321,664)
Income from associates and joint ventures			(347,679)
Result before taxes			(52,669,343)
Income tax			22,256,344
Net (loss) / income			(30,412,999)
Net (loss) / income for the year attributable to owners of the parent			(30,412,999)
Comprehensive (loss) / income for the year			(30,412,999)
Comprehensive (loss) / income attributable to owners of the parent company			(30,412,999)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	7,115	9,261
Debt Securities at fair value through profit or loss	9,754,773	11,614,767
Loans and other financing	84,399	35,319
Other Debt Securities	7,782,514	1,645,814
Other Assets	11,304,505	17,884,935
TOTAL ASSETS	28,933,306	31,190,096
Other liabilities	8,858,463	8,586,999
TOTAL LIABILITIES	8,858,463	8,586,999
Interest income	647,336	404,376	31,593
Interest Expense	(534,062)
Net interest income	113,274	404,376	31,593
Net income from financial instruments at fair value through profit or loss	12,503,885	24,057,413	9,702,064
Exchange rate differences on gold and foreign currency	(6,925)	2,287	135
Net Income From Financial instruments And Exchange Rate Differences	12,496,960	24,059,700	9,702,199
Net Financial Income	12,610,234	24,464,076	9,733,792
Income from insurance activities	21,323,932	28,624,683	27,361,654
Net Service Fee Income	21,323,932	28,624,683	27,361,654
Subtotal	33,934,166	53,088,759	37,095,446
Result from exposure to changes in the purchasing power of money	(18,430,185)	(25,369,977)	(13,100,647)
Other operating income	69,991	95,988	163,321
Loan loss provisions	(85,275)		(81,296)
Net operating income	15,488,697	27,814,770	24,076,824
Personnel expenses	(3,677,501)	(8,169,692)	(7,839,885)
Administration expenses	(627,383)	(6,841,469)	(5,503,181)
Depreciations and impairment non-financial assets	(555,796)	(595,993)	(735,767)
Other operating expenses	(182,874)	(6,189)	(3,147)
Operating income (loss)	10,445,143	12,201,427	9,994,844
Result before taxes	10,445,143	12,201,427	9,994,844
Income tax	(3,896,042)	(4,357,646)	(4,164,222)
Net (loss) / income	6,549,101	7,843,781	5,830,622
Net (loss) / income for the year attributable to owners of the parent	6,549,101	7,843,781	5,830,622
Other comprehensive (loss) / income		(1,415,775)	109,749
Other comprehensive (loss) / income attributable to owners of the parent company		(1,415,775)	109,749
Comprehensive (loss) / income for the year	6,549,101	6,428,006	5,940,371
Comprehensive (loss) / income attributable to owners of the parent company	6,549,101	6,428,006	5,940,371
Asset Management and Other Services | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	10,940,459	8,220,443
Debt Securities at fair value through profit or loss	93,307,664	13,365,436
Loans and other financing	2,475,381	1,327,363
Other Debt Securities	11,127,488	35
Other Assets	87,252,536	75,324,628
TOTAL ASSETS	205,103,528	98,237,905
Financing received from the Argentine Central Bank and others		331,674
Other liabilities	80,094,026	17,523,313
TOTAL LIABILITIES	80,094,026	17,854,987
Interest income	4,821,458	7,544,480	316,783
Interest Expense	(108,084)	(1,047,811)	(154,913)
Net interest income	4,713,374	6,496,669	161,870
Net income from financial instruments at fair value through profit or loss	15,997,132	12,631,818	8,759,437
Exchange rate differences on gold and foreign currency	1,032,061	7,879,526	614,455
Net Income From Financial instruments And Exchange Rate Differences	17,029,193	20,511,344	9,373,892
Net Financial Income	21,742,567	27,008,013	9,535,762
Services Fee Income	69,471,072	57,592,269	38,495,139
Services Fee Expenses	(2,868,005)	(2,057,622)	(4,341,059)
Net Service Fee Income	66,603,067	55,534,647	34,154,080
Subtotal	88,345,634	82,542,660	43,689,842
Result from exposure to changes in the purchasing power of money	(24,167,604)	(17,511,514)	(8,405,981)
Other operating income	7,146,401	6,701,001	2,298,347
Loan loss provisions	(206,147)		(9,588)
Net operating income	71,118,284	71,732,147	37,572,620
Personnel expenses	(15,725,378)	(17,596,087)	(23,664,813)
Administration expenses	(13,559,530)	(11,332,108)	(8,421,227)
Depreciations and impairment non-financial assets	(344,047)	(632,486)	(670,477)
Other operating expenses	(4,718,509)	(5,050,938)	(3,304,012)
Operating income (loss)	36,770,820	37,120,528	1,512,091
Income from associates and joint ventures	18,514,365	105,996	275,295
Result before taxes	55,285,185	37,226,524	1,787,386
Income tax	(11,764,610)	(14,196,802)	(2,135,192)
Net (loss) / income	43,520,575	23,029,722	(347,806)
Net (loss) / income for the year attributable to owners of the parent	43,520,575	23,029,722	(347,806)
Other comprehensive (loss) / income	1,001,625	964,381	414,014
Other comprehensive (loss) / income attributable to owners of the parent company	1,001,625	964,381	414,014
Comprehensive (loss) / income for the year	44,522,200	23,994,103	66,208
Comprehensive (loss) / income attributable to owners of the parent company	$ 44,522,200	$ 23,994,103	$ 66,208